Stock Incentive Plan - Summary of Status of Outstanding RSU's (Details) - $ / shares shares in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	9,712	14,397
Number of Shares, Granted	5,900	2,029
Number of Shares, Vested	(3,818)	(5,090)
Number of Shares, Forfeited or expired	(1,484)	(1,624)
Number of Shares, Ending Balance	10,310	9,712
Weighted Average Grant Date Fair Value, Beginning Balance	$ 11.75	$ 1.62
Weighted Average Grant Date Fair Value, Granted	8.20	3.08
Weighted Average Grant Date Fair Value, Vested	12.01	1.70
Weighted Average Grant Date Fair Value, Forfeited or expired	12.85	2.06
Weighted Average Grant Date Fair Value, Ending Balance	9.57	11.75
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Beginning Balance	$ 1.82
Weighted Average Grant Date Fair Value, Ending Balance		$ 1.82